INCOME TAXES (Tables)	12 Months Ended
Nov. 30, 2019
Income taxes paid (refund) [abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	2019	2018	2017
Net loss before tax and comprehensive loss	$(4,612,286)	$(998,225)	$(115,989)
Statutory tax rate	27.00%	26.92%	26.00%
Expected income tax (recovery)	(1,245,317)	(268,689)	(30,157)
Non-deductible items	61,781	43,592	-
Goodwill impairment	186,864	-	-
Change in estimates	(214,745)	-	-
Change in deferred tax assets not recognized	965,938	213,774	30,157
Income tax expense (recovery)	$(245,479)	$(11,323)	$-

Disclosure of deferred taxes [Table Text Block]
	2018	Tax recovery (expense)	Foreign exchange	2019
	$	$	$	$
Intangible assets	(257,223)	256,875	348	-
Non-capital losses carryforwards	11,410	(11,396)	(14)	-
Net deferred tax assets (liability)	(245,813)	245,479	334	-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	2019	2018

Exploration and evaluation assets	$35,000	$61,000
Non-capital loss carryforwards	2,258,584	1,350,310
Net operating losses	1,426,074	-
Intangible assets	1,316,280	-
Financing costs	74,880	232,465
Capital losses	78,006	-
Cumulative eligible capital	270	270
Total unrecognized deductible temporary differences	$5,189,094	$1,644,045

Disclosure of non-capital loss carryforwards [Table Text Block]
Expiry
2030	$2,937
2031	15,506
2032	57,655
2033	59,622
2034	117,154
2035	122,790
2036	138,822
2037	127,413
2038	675,203
2039	2,367,556
TOTAL	$3,684,658